Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2024
Account Payables and Accrued Expenses
Account Payables and Accrued Expenses

Note 14. Account Payables and Accrued Expenses

As at December 31:	2024	2023
Trade and account payables	$4,455	$2,244
Deposit liabilities	7,443	7,767
Interest payables	725	500
Value-added, goods and services and other taxes (other than income taxes)	2,026	1,353
Compensation	139	159
Contract liabilities under contracts with customers	—	2,088
Lease liabilities	—	311
Due to an affiliate (see Note 24)	—	1,622
	$14,788	$16,044

Trade payables arise from the Group’s day-to-day activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.

Contract liabilities under contracts with customers

The movements of contract liabilities under contracts with customers for the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Balance, beginning of the year	$2,149	$1,916
Considerations received	1,668	1,142
Reclassification to profit or loss upon satisfaction of performance obligations	(1,266)	(909)
Reclassification to liabilities related to assets held for sale	(2,551)	—
Balance, end of the year	$—	$2,149

The Group expects to recognize the contract liabilities as revenue upon satisfaction of performance obligations in the following years:

	2024	2023
Year 1 after the year-end (included in current liabilities)	$—	$2,088
Year 2 after the year-end (included in non-current liabilities)	—	61
	$—	$2,149

Note 14. Account Payables and Accrued Expenses (continued)

Lease liabilities

The Group recognized the following associated with its lease liabilities for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Interest expense	$3	$20	$28
Expense relating to short-term leases with payments directly charged to profit or loss	376	484	438
Expense relating to leases of low-value assets with payments directly charged to profit or loss	—	9	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	792	907	816
Gain on COVID-19-related rent concessions	—	—	(47)
Depreciation charge for right-of-use assets (see Note 11)	360	364	349
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	—	265	628

As at December 31, 2024, management does not expect material exposure arising from variable lease payments, extension options and termination options, residual value guarantees and leases not yet commenced to which the Group is committed. The above numbers do not include lease liabilities within assets held for sale.

Future lease payments included in the measurement of the lease liabilities as at the reporting dates are as follows:

Years ended December 31:	December 31, 2024	December 31, 2023
2024	$—	$316
2025	—	3
	$—	$319